Acquisitions (Tables)	12 Months Ended
Jan. 31, 2026
Acquisitions
Schedule of preliminary purchase price allocation for businesses acquired

		Package-
	3GTMS	Route	Finale	Total
Purchase price consideration:
Cash, net of cash acquired related to 3GTMS ($773), PackageRoute ($191) and Finale ($250)	112,714	1,890	37,016	151,620
Consideration payable	—	—	2,172	2,172
Contingent consideration	—	—	3,597	3,597
Net working capital adjustments (receivable)	(123)	(38)	(72)	(233)
	112,591	1,852	42,713	157,156
Allocated to:
Current assets, excluding cash acquired	3,773	4	386	4,163
Deferred income tax asset	7,510	—	—	7,510
Other long-term assets	686	—	—	686
Current liabilities	(2,732)	(84)	(61)	(2,877)
Deferred revenue	(6,811)	(68)	(1,609)	(8,488)
Net tangible assets (liabilities) assumed	2,426	(148)	(1,284)	994

Finite life intangible assets acquired:
Customer agreements and relationships	29,000	2,000	8,600	39,600
Existing technology	30,700	—	12,500	43,200
Trade names	350	—	100	450
Non-compete covenants	—	—	250	250
Goodwill	50,115	—	22,547	72,662
	112,591	1,852	42,713	157,156

					Seller-
	OCR	ASD	BoxTop	MCP	cloud	Total
Purchase price consideration:
Cash, net of cash acquired related to OCR ($5,743), ASD ($2,475), BoxTop ($1,012), MCP ($2,105) and Sellercloud ($362)	82,849	62,522	12,111	22,508	110,214	290,204
Contingent consideration	—	—	—	1,679	5,364	7,043
Net working capital adjustments (receivable) / payable	160	124	(19)	(225)	268	308
	83,009	62,646	12,092	23,962	115,846	297,555
Allocated to:
Current assets, excluding cash acquired	4,666	4,445	58	17	944	10,130
Deferred income tax assets	77	—	—	—	—	77
Right-of-use assets	59	—	186	—	—	245
Other long-term assets	13	6	1	—	5	25
Current liabilities	(907)	(1,108)	(488)	(1,168)	(376)	(4,047)
Deferred revenue	(11,145)	(330)	(454)	(1,816)	(236)	(13,981)
Lease obligations	(59)	—	(186)	—	—	(245)
Deferred income tax liabilities	(13,107)	(3,319)	(1,743)	—	—	(18,169)
Net tangible assets (liabilities) assumed	(20,403)	(306)	(2,626)	(2,967)	337	(25,965)

Finite life intangible assets acquired:
Customer agreements and relationships	24,200	12,247	2,926	4,900	17,300	61,573
Existing technology	25,000	14,377	3,944	8,300	25,200	76,821
Trade names	1,500	298	25	150	250	2,223
Non-compete covenants	600	426	76	150	700	1,952
Goodwill	52,112	35,604	7,747	13,429	72,059	180,951
	83,009	62,646	12,092	23,962	115,846	297,555

	Ground-
	Cloud	Localz	Total
Purchase price consideration:
Cash, less cash acquired related to GroundCloud ($4,381) and Localz (Nil)	136,843	5,857	142,700
Contingent consideration	19,550	—	19,550
Net working capital adjustments (receivable) / payable	458	(5)	453
	156,851	5,852	162,703
Allocated to:
Current assets, excluding cash acquired	3,245	619	3,864
Right-of-use Assets	144	—	144
Current liabilities	(3,308)	(227)	(3,535)
Deferred revenue	(136)	(1,465)	(1,601)
Lease obligations	(144)	—	(144)
Net tangible assets (liabilities) assumed	(199)	(1,073)	(1,272)

Finite life intangible assets acquired:
Customer agreements and relationships	29,400	—	29,400
Existing technology	42,800	5,971	48,771
Trade names	1,100	—	1,100
Non-compete covenants	1,000	—	1,000
Goodwill	82,750	954	83,704
	156,851	5,852	162,703

Schedule of acquired intangible assets are being amortized over their estimated useful lives

Package-
	3GTMS	Route	Finale
Customer agreements and relationships	10-13 years	13 years	10 years
Existing technology	6 years	N/A	6 years
Trade names	3 years	N/A	3 years
Non-compete covenants	N/A	N/A	5 years

Seller-
	OCR	ASD	BoxTop	MCP	cloud
Customer agreements and relationships	13 years	13 years	13 years	8 years	12 years
Existing technology	6 years	6 years	6 years	6 years	6 years
Trade names	10 years	3-6 years	2 years	3 years	3 years
Non-compete covenants	5 years	5 years	5 years	5 years	5 years

	GroundCloud	Localz
Customer agreements and relationships	13 years	N/A
Existing technology	6 years	6 years
Trade names	6 years	N/A
Non-compete covenants	5 years	N/A

Schedule of business acquisition on pro forma information

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Revenues	737,588	710,816	657,947
Net income	163,401	139,239	100,216
Earnings per share
Basic	1.90	1.63	1.18
Diluted	1.87	1.59	1.15